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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

      INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
    SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

         Report for the Calendar Year or Quarter Ended December 31, 2004

--------------------------------------------------------------------------------
                (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here: [ ]

                               Brian C. Broderick
                    Name of Institutional Investment Manager

Hemenway & Barnes   60 State Street   Boston,      MA     02109
Business Address        (Street)      (City)    (State)   (Zip)

                                 (617) 227-7940
   Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                   ATTENTION

   Intentional misstatements or omissions of facts constitute Federal Criminal
                                   Violations.
                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

  The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this
   Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 14th day of February, 2005.

                                     Brian C. Broderick
                                     -------------------------------------------
                                     (Name of Institutional Investment Manager)


                                     -------------------------------------------
                                     (Manual Signature of Person Duly Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

          Name:              13F File No.:
--------------------------   -------------
1. John M. Cornish               28-5362
2. Michael B. Elefante          28-06281
3. Roy A. Hammer                 28-5798
4. Stephen W. Kidder (35)*
                                --------
5. Lawrence T. Perera           28-06167
6. Michael J. Puzo              28-06165
7. Kurt F. Somerville           28-10379
8.
   -----------------------      --------
9.
   -----------------------      --------
10.
    ----------------------      --------

*    Refers to manager number on attached detail in Item 7.

                                                                          Page 1
AS OF: DECEMBER 31, 2004            FORM 13F      SEC FILE # BRIAN C. BRODERICK/

                                                                                           ITEM 6:                    ITEM 8:
                                                                             ITEM 5:     INVESTMENT              VOTING AUTHORITY
                                                     ITEM 3:     ITEM 4:    SHARES OR    DISCRETION             ------------------
             ITEM 1:                   ITEM 2:        CUSIP    FAIR MARKET  PRINCIPAL  -------------   ITEM 7:   (A)    (B)    (C)
         NAME OF ISSUER            TITLE OF CLASS     NUMBER      VALUE       AMOUNT   (A)  (B)  (C)  MANAGERS  SOLE  SHARES  NONE
---------------------------------  ---------------  ---------  -----------  ---------  ---  ---  ---  --------  ----  ------  ----
ABBOTT LABS                        COMMON STOCK     002824100       580699     12448              xx                    2448
                                                                                                  xx     35            10000
AMAZON NOTE CONV SUB DEB           CONV. CORPORATE
                                   BONDS            023135AF3       675844    675000              xx                  255000
                                                                                                  xx     35           420000
AMERICAN INTERNATIONAL GROUP INC.  COMMON STOCK     026874107       439135      6687              xx                    5387
                                                                                                  xx     35             1300
AMGEN INC.                         COMMON STOCK     031162100      1061683     16550              xx                   10300
                                                                                                  xx     35             6250
ANALOG DEVICES, INC.               COMMON STOCK     032654105       594597     16105              xx                    9930
                                                                                                  xx     35             6175
ANHEUSER BUSCH CO INC.             COMMON STOCK     035229103       365256      7200              xx                    7200
APTARGROUP INC                     COMMON STOCK     038336103       340959      6460              xx                    4250
                                                                                                  xx     35             2210
AUTOMATIC DATA PROCESSING          COMMON STOCK     053015103       510646     11514              xx                    6414
                                                                                                  xx     35             5100
AVERY DENNISON CORP.               COMMON STOCK     053611109       641679     10700              xx                    6400
                                                                                                  xx     35             4300
BP PLC ADR                         COMMON STOCK     055622104      1405513     24067              xx                   14252
                                                                                                  xx     35             9815
BEA SYSTEMS INC.                   CORPORATE BONDS  073325AD4      1032575   1030000              xx                  560000
                                                                                                  xx     35           470000
BIOMET INC                         COMMON STOCK     090613100       341045      7860              xx                    5850
                                                                                                  xx     35             2010
CANADIAN NATIONAL RAILWAY CO.      COMMON STOCK     136375102       921935     15052              xx                    7955
                                                                                                  xx     35             7097

                                                                          Page 2
AS OF: DECEMBER 31, 2004            FORM 13F      SEC FILE # BRIAN C. BRODERICK/

                                                                                           ITEM 6:                    ITEM 8:
                                                                             ITEM 5:     INVESTMENT              VOTING AUTHORITY
                                                     ITEM 3:     ITEM 4:    SHARES OR    DISCRETION             ------------------
             ITEM 1:                   ITEM 2:        CUSIP    FAIR MARKET  PRINCIPAL  -------------   ITEM 7:   (A)    (B)    (C)
         NAME OF ISSUER            TITLE OF CLASS     NUMBER      VALUE       AMOUNT   (A)  (B)  (C)  MANAGERS  SOLE  SHARES  NONE
---------------------------------  ---------------  ---------  -----------  ---------  ---  ---  ---  --------  ----  ------  ----
CHEVRONTEXACO CORP.                COMMON STOCK     166764100       827768     15764              xx                    7600
                                                                                                  xx     35             8164
CISCO SYS INC.                     COMMON STOCK     17275R102       360704     18670              xx                   13220
                                                                                                  xx     35             5450
CITIZENS COMMUNICATIONS CO         COMMON STOCK     17453B101       173230     12562              xx                   12562
COCA COLA CO.                      COMMON STOCK     191216100       349776      8400              xx                    7100
                                                                                                  xx     35             1300
E I DU PONT DE NEMOURS & CO.       COMMON STOCK     263534109       465239      9485              xx                    8081
                                                                                                  xx     35             1404
E M C CORP.                        COMMON STOCK     268648102       421847     28369              xx                   15200
                                                                                                  xx     35            13169
EMERSON ELECTRIC CO.               COMMON STOCK     291011104       804047     11470              xx                    6420
                                                                                                  xx     35             5050
ENCANA CORP.                       COMMON STOCK     292505104       867883     15210              xx                   10250
                                                                                                  xx     35             4960
EXXON MOBIL CORP.                  COMMON STOCK     30231G102      2936890     57294              xx                   45338
                                                                                                  xx     35            11956
GANNETT CO.                        COMMON STOCK     364730101       253270      3100              xx                    3100
GENERAL ELECTRIC CO.               COMMON STOCK     369604103      1724990     47260              xx                   37360
                                                                                                  xx     35             9900
HUBBELL INC CL B                   COMMON STOCK     443510201       209200      4000              xx     35             4000
INTEL CORPORATION                  COMMON STOCK     458140100      1254920     53652              xx                   34382
                                                                                                  xx     35            19270
IVAX CORP                          CORPORATE BONDS  465823AG7      1095000   1095000              xx                  600000
                                                                                                  xx     35           495000
JEFFERSON-PILOT CORP.              COMMON STOCK     475070108      1280658     24647              xx                   15410
                                                                                                  xx     35             9237

                                                                          Page 3
AS OF: DECEMBER 31, 2004            FORM 13F      SEC FILE # BRIAN C. BRODERICK/

                                                                                           ITEM 6:                    ITEM 8:
                                                                             ITEM 5:     INVESTMENT              VOTING AUTHORITY
                                                     ITEM 3:     ITEM 4:    SHARES OR    DISCRETION             ------------------
             ITEM 1:                   ITEM 2:        CUSIP    FAIR MARKET  PRINCIPAL  -------------   ITEM 7:   (A)    (B)    (C)
         NAME OF ISSUER            TITLE OF CLASS     NUMBER      VALUE       AMOUNT   (A)  (B)  (C)  MANAGERS  SOLE  SHARES  NONE
---------------------------------  ---------------  ---------  -----------  ---------  ---  ---  ---  --------  ----  ------  ----
JOHNSON & JOHNSON                  COMMON STOCK     478160104      1829413     28846              xx                   22346
                                                                                                  xx     35             6500
KIMBERLY CLARK CORP                COMMON STOCK     494368103       278376      4230              xx                    4030
                                                                                                  xx     35              200
KOPIN                              COMMON STOCK     500600101        89010     23000              xx                   13200
                                                                                                  xx     35             9800
KOSAN BIOSCIENCES INC              RESTRICTED       50064W107       415800     60000              xx     35            60000
ELI LILLY & CO.                    COMMON STOCK     532457108       227000      4000              xx                    4000
MCDONALD'S CORP.                   COMMON STOCK     580135101       304570      9500              xx                    9500
MERCK & CO INC.                    COMMON STOCK     589331107       703545     21890              xx                   11630
                                                                                                  xx     35            10260
MICROSOFT CORP.                    COMMON STOCK     594918104       478288     17900              xx                   11800
                                                                                                  xx     35             6100
NOKIA CORP ADR A                   COMMON STOCK     654902204       242102     15450              xx                    7650
                                                                                                  xx     35             7800
ORACLE CORP.                       COMMON STOCK     68389X105       166698     12150              xx                    7050
                                                                                                  xx     35             5100
PEPSICO INC.                       COMMON STOCK     713448108       302760      5800              xx                    3650
                                                                                                  xx     35             2150
PFIZER INC.                        COMMON STOCK     717081103       626860     23312              xx                   22312
                                                                                                  xx     35             1000
PROCTER & GAMBLE CO.               COMMON STOCK     742718109      1768233     32103              xx                   24598
                                                                                                  xx     35             7505
SIGMA ALDRICH CORP                 COMMON STOCK     826552101       350668      5800              xx                    5800
J M SMUCKER CO NEW                 COMMON STOCK     832696405       673572     14310              xx                    9100
                                                                                                  xx     35             5210

                                                                          Page 4
AS OF: DECEMBER 31, 2004            FORM 13F      SEC FILE # BRIAN C. BRODERICK/

                                                                                           ITEM 6:                    ITEM 8:
                                                                             ITEM 5:     INVESTMENT              VOTING AUTHORITY
                                                     ITEM 3:     ITEM 4:    SHARES OR    DISCRETION             ------------------
             ITEM 1:                   ITEM 2:        CUSIP    FAIR MARKET  PRINCIPAL  -------------   ITEM 7:   (A)    (B)    (C)
         NAME OF ISSUER            TITLE OF CLASS     NUMBER      VALUE       AMOUNT   (A)  (B)  (C)  MANAGERS  SOLE  SHARES  NONE
---------------------------------  ---------------  ---------  -----------  ---------  ---  ---  ---  --------  ----  ------  ----
STATE STREET CORP.                 COMMON STOCK     857477103       466198      9491              xx                    3745
                                                                                                  xx     35             5746
3 M COMPANY                        COMMON STOCK     88579Y101      1985602     24194              xx                   18704
                                                                                                  xx     35             5490
V F CORP                           COMMON STOCK     918204108       318989      5760              xx                    5760
WACHOVIA CORP 2ND NEW              COMMON STOCK     929903102       420800      8000              xx                    8000
WYETH                              COMMON STOCK     983024100       338591      7950              xx                    3650
                                                                                                  xx     35             4300
TOTAL:                                                          33,924,063